Changes in Level 3 Plan Assets Measured At Fair Value (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Debt securities Level 3 USD ($)	Mar. 31, 2011 Debt securities Level 3 JPY (¥)	Mar. 31, 2010 Debt securities Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 All Other JPY (¥)	Mar. 31, 2011 Level 3 All Other USD ($)	Mar. 31, 2010 Level 3 All Other JPY (¥)	Mar. 31, 2011 Debt securities USD ($)	Mar. 31, 2011 Debt securities JPY (¥)	Mar. 31, 2010 Debt securities JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2011 All Other USD ($)	Mar. 31, 2010 All Other JPY (¥)
Schedule of Employee Benefit Plans [Line Items]
Balance at beginning of year	$ 14,180	¥ 1,179,051	¥ 979,012	$ 43	¥ 3,591	¥ 5,242	¥ 50,109	$ 603	¥ 51,067	¥ 46,518	$ 560	¥ 45,825	$ 3,811	¥ 316,874	¥ 289,467	¥ 104,879	$ 1,261	¥ 83,741
Actual return on plan assets	291	24,216	171,043	4	312	818	2,220	27	(1,388)	1,908	23	(2,206)
Purchases, sales and settlements				(35)	(2,948)	(2,233)	8,542	103	1,234	11,490	138	3,467
Other				(3)	(209)	(236)	(1,274)	(16)	(804)	(1,065)	(13)	(568)
Balance at end of year	$ 14,232	¥ 1,183,385	¥ 1,179,051	$ 9	¥ 746	¥ 3,591	¥ 59,597	$ 717	¥ 50,109	¥ 58,851	$ 708	¥ 46,518	$ 3,811	¥ 316,874	¥ 289,467	¥ 104,879	$ 1,261	¥ 83,741